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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

  Weston Financial Group, Inc. 100 William Street, Suite 200   Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2013

Date of reporting period:       July 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 99.7%	Shares	Value
Large-Cap Funds - 66.2%
American Funds AMCAP Fund - Class A	141,961	$3,642,712
BlackRock Equity Dividend Fund - Institutional Shares	241,847	5,475,415
Columbia Dividend Opportunity Fund - Class A	287,999	2,908,788
Gabelli Asset Fund (The) - Class I	48,386	3,001,391
iShares Core S&P 500 ETF (a)	42,350	7,179,172
iShares Russell 1000 Index Fund (a)	40,000	3,754,800
iShares Russell 1000 Value Index Fund (a)	27,300	2,397,759
iShares S&P 500 Growth Index Fund (a)	87,600	7,748,220
iShares S&P 500 Value Index Fund (a)	60,800	4,848,192
MFS Growth Fund - Class I (b)	116,126	6,940,874
Putnam Equity Income Fund - Class Y	278,247	5,676,247
Vanguard 500 Index Fund - Signal Shares	42,006	5,398,235
Vanguard Dividend Growth Fund - Investor Shares	353,316	6,988,585
Wells Fargo Advantage Growth Fund - Administrator Class (b)	137,143	6,741,971
		72,702,361
Sector Funds - 13.6%
Fidelity Select Health Care Portfolio	22,045	3,861,144
iShares Dow Jones U.S. Energy Sector Index Fund (a)	91,400	4,290,316
Ivy Science and Technology Fund - Class I (b)	51,869	2,518,261
PowerShares Dynamic Pharmaceuticals Portfolio (a)	67,000	3,117,510
SPDR Gold Trust (a) (b) (c)	9,000	1,151,640
		14,938,871
International Funds - 8.5%
Aberdeen Emerging Markets Fund - Institutional Class	151,513	2,169,659
Harding, Loevner International Equity Portfolio - Institutional Class	140,202	2,304,915
iShares MSCI Emerging Markets Index Fund (a)	32,000	1,247,040
Oppenheimer Developing Markets Fund - Class Y	27,258	946,390
Oppenheimer International Growth Fund - Class Y	44,753	1,547,567
Wells Fargo Advantage Intrinsic World Equity Fund - Administrator Class	52,549	1,087,231
		9,302,802
Mid-Cap Funds - 7.1%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,723,554
iShares S&P MidCap 400 Value Index Fund (a)	31,600	3,406,796
SPDR S&P MidCap 400 ETF Trust (a)	11,702	2,621,014
		7,751,364
Small-Cap Funds - 4.3%
iShares S&P SmallCap 600 Growth Index Fund (a)	24,100	2,506,400
iShares S&P SmallCap 600 Value Index Fund (a)	21,800	2,170,626
		4,677,026

Total Investment Companies (Cost $72,710,150)		$109,372,424

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (d) (Cost $581,726)	581,726	$581,726

Total Investments at Value - 100.2% (Cost $73,291,876)		$109,954,150

Liabilities in Excess of Other Assets - (0.2%)		(181,390)

Net Assets - 100.0%		$109,772,760

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of July 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Large-Cap Funds - 25.1%
American Funds AMCAP Fund - Class A	124,832	$3,203,192
iShares Core S&P 500 ETF (a)	30,100	5,102,552
iShares Russell 1000 Growth Index Fund (a)	19,600	1,498,812
iShares Russell 1000 Value Index Fund (a)	20,300	1,782,949
Vanguard Dividend Appreciation ETF (a)	26,300	1,835,214
Wells Fargo Advantage Growth Fund - Investor Class (b)	87,790	4,091,905
		17,514,624
Fixed Income/Multi-Sector Bond Funds - 19.5%
Dodge & Cox Income Fund	268,198	3,634,084
DoubleLine Total Return Bond Fund - Class I	63,957	700,964
Loomis Sayles Bond Fund - Institutional Class	355,076	5,343,899
PIMCO Income Fund - Institutional Class	198,888	2,434,388
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	153,081	1,504,783
		13,618,118
Sector Funds - 15.5%
Consumer Staples Select Sector SPDR Fund (a)	67,300	2,785,547
Fidelity Select Health Care Portfolio	13,918	2,437,809
iShares Dow Jones U.S. Energy Sector Index Fund (a)	67,600	3,173,144
Oppenheimer MLP Select 40 Fund - Institutional Class	145,610	1,777,899
SPDR Gold Trust (a) (b) (c)	5,300	678,188
		10,852,587
International Funds - 12.6%
First Eagle Global Fund - Class A	95,582	5,022,837
Harding, Loevner International Equity Portfolio - Institutional Class	231,605	3,807,590
		8,830,427
Worldwide Bond Funds - 8.1%
Loomis Sayles Global Bond Fund - Institutional Class	99,365	1,636,543
Templeton Global Bond Fund - Class A	309,627	4,003,477
		5,640,020
Mid-Cap Funds - 5.8%
SPDR S&P MidCap 400 ETF Trust (a)	17,980	4,027,160

High Yield Bond Funds - 5.4%
Loomis Sayles Institutional High Income Fund	277,329	2,257,455
Oppenheimer Senior Floating Rate Fund - Class A	184,655	1,549,256
		3,806,711
Small-Cap Funds - 4.4%
iShares S&P SmallCap 600 Growth Index Fund (a)	12,900	1,341,600
iShares S&P SmallCap 600 Value Index Fund (a)	17,200	1,712,604
		3,054,204
Convertible Bond Funds - 2.6%
Allianz AGIC Convertible Fund - Institutional Shares	56,443	1,844,563

Total Investment Companies (Cost $52,947,674)		$69,188,414

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (d) (Cost $751,376)	751,376	$751,376

Total Investments at Value - 100.1% (Cost $53,699,050)		$69,939,790

Liabilities in Excess of Other Assets - (0.1%)		(70,303)

Net Assets - 100.0%		$69,869,487

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of July 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Europe Funds - 35.0%
Columbia European Equity Fund - Class A	465,398	$3,281,055
Franklin Mutual European Fund - Class A	124,417	2,917,582
iShares MSCI Germany Index Fund (a)	152,000	3,999,120
iShares MSCI Sweden Index Fund (a)	58,000	1,919,800
iShares MSCI Switzerland Index Fund (a)	105,600	3,152,160
iShares MSCI United Kingdom Index Fund (a)	156,546	2,939,934
Vanguard MSCI Europe ETF (a)	55,200	2,859,360
		21,069,011
Diversified Funds - 29.5%
Columbia Acorn International Select Fund - Class A	68,807	1,819,949
Harbor International Fund - Institutional Class	16,993	1,115,911
Harding, Loevner International Equity Portfolio - Institutional Class	210,638	3,462,888
iShares MSCI EAFE Growth Index Fund (a)	20,200	1,304,112
iShares MSCI EAFE Value Index Fund (a)	21,600	1,105,704
iShares S&P Global Energy Sector Index Fund (a)	61,300	2,469,777
MFS International Value Fund - Class I	34,470	1,135,798
Oakmark International Fund - Class I	96,000	2,365,426
Oppenheimer International Growth Fund - Class Y	26,995	933,490
Templeton Institutional Funds - Foreign Smaller Companies Series	103,126	2,095,528
		17,808,583
Asia/Pacific Funds - 23.7%
iShares MSCI Australia Index Fund (a)	42,500	988,550
iShares MSCI Pacific ex-Japan Index Fund (a)	49,700	2,219,105
Matthews China Dividend Fund - Investor Class	83,403	1,048,374
Matthews Japan Fund - Institutional Class	202,429	3,097,166
Matthews Pacific Tiger Fund - Investor Class	144,676	3,528,645
ProShares Ultra MSCI Japan (a) (b)	26,900	2,089,592
WisdomTree Japan Hedged Equity Fund (a)	28,700	1,295,805
		14,267,237
Americas Funds - 6.5%
Fidelity Canada Fund	33,230	1,832,616
iShares S&P Latin America 40 Index Fund (a)	19,300	698,660
JPMorgan Latin America Fund - Select Class	78,740	1,397,638
		3,928,914
Emerging Market Funds - 4.3%
Aberdeen Emerging Markets Fund - Institutional Class	89,396	1,280,150
Vanguard MSCI Emerging Markets ETF (a)	33,200	1,297,456
		2,577,606

Total Investment Companies (Cost $44,808,367)		$59,651,351

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (c) (Cost $979,083)	979,083	$979,083

Total Investments at Value - 100.6% (Cost $45,787,450)		$60,630,434

Liabilities in Excess of Other Assets - (0.6%)		(378,355)

Net Assets - 100.0%		$60,252,079

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 95.2%	Shares	Value
Long/Short Equity Funds - 20.3%
BlackRock Emerging Markets Long/Short Equity Fund - Institutional Shares	182,127	$1,952,402
MainStay Marketfield Fund - Class I (b)	492,754	8,623,200
TFS Market Neutral Fund (b)	308,079	4,833,764
Wasatch Long/Short Fund (b)	350,729	5,446,816
Weitz Partners III Opportunity Fund - Institutional Class (b)	265,916	4,089,790
		24,945,972
Global Macro Funds - 17.5%
BlackRock Global Allocation Fund - Class A	121,329	2,558,824
Eaton Vance Diversified Currency Income Fund - Class I	99,400	1,054,628
Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	177,690	1,734,255
First Eagle Global Fund - Class A	116,324	6,112,805
Ivy Asset Strategy Fund - Class A	105,638	2,982,167
John Hancock Global Absolute Return Strategies Fund - Class I	329,630	3,583,072
Mutual Global Discovery Fund - Class Z	107,528	3,550,569
		21,576,320
Arbitrage Funds - 16.1%
Arbitrage Fund (The) - Class I	9,885	126,929
Calamos Market Neutral Income Fund - Class A	519,612	6,718,587
Merger Fund (The)	212,213	3,401,770
Touchstone Merger Arbitrage Fund - Institutional Shares	858,648	9,539,582
		19,786,868
High Yield/Fixed Income Funds - 10.5%
Aberdeen Asia-Pacific Income Fund, Inc. (d)	150,000	909,000
BlackRock Credit Allocation Income Trust (d)	70,000	891,800
Forward Credit Analysis Long/Short Fund - Institutional Class	302,660	2,457,602
Ivy High Income Fund - Class A	217,220	1,876,781
PIMCO Income Fund - Institutional Class	195,028	2,387,143
Templeton Global Bond Fund - Class A	338,588	4,377,947
		12,900,273
Asset Allocation Funds - 8.8%
Berwyn Income Fund	336,671	4,757,166
FPA Crescent Fund	191,266	6,093,727
		10,850,893
Natural Resources Funds - 7.2%
Market Vectors Gold Miners ETF (a)	43,000	1,159,280
Oppenheimer MLP Select 40 Fund - Institutional Class	125,804	1,536,063
PIMCO CommodityRealReturn Strategy Fund - Class A	269,792	1,508,140
RS Global Natural Resources Fund - Class A (b)	25,949	923,776
SPDR Gold Trust (a) (b) (c)	10,500	1,343,580
Tortoise MLP & Pipeline Fund - Institutional Class	109,041	1,625,799
Vanguard Precious Metals and Mining Fund - Investor Shares	73,522	775,653
		8,872,291
Real Estate Funds - 6.9%
ING Global Real Estate Fund - Class I	244,335	4,434,683
Vanguard REIT ETF (a)	58,000	4,021,720
		8,456,403

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.2% (Continued)	Shares	Value
Managed Futures Funds - 5.0%
361 Managed Futures Strategy Fund - Class I (b)	364,019	$4,175,300
MutualHedge Frontier Legends Fund - Class I (b)	215,712	1,958,667
		6,133,967
Option Hedged Funds - 2.9%
BlackRock Enhanced Equity Dividend Trust (d)	63,000	490,140
Eaton Vance Enhanced Equity Income Fund II (d)	50,000	594,500
Gateway Fund - Class A	90,042	2,541,871
		3,626,511

Total Investment Companies (Cost $102,531,098)		$117,149,498

STRUCTURED NOTES - 3.9%	Par Value	Value
JPMorgan Chase & Co., Return Note Linked to JPMorgan ETF Efficiente 5 PR Index, due 06/23/2014	$1,500,000	$1,513,200
JPMorgan Chase & Co., Return Note Linked to the JPMorgan Strategic Volatility Dynamic Index (Series 1), due 09/30/2014 (b)	1,500,000	1,294,800
RBC Capital Markets, Absolute Return Barrier Equity Security Linked Note, due 05/15/2014 (b)	1,600,000	1,985,600
Total Structured Notes (Cost $4,600,000)		$4,793,600

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (e) (Cost $1,444,891)	1,444,891	$1,444,891

Total Investments at Value - 100.3% (Cost $108,575,989)		$123,387,989

Liabilities in Excess of Other Assets - (0.3%)		(396,007)

Net Assets - 100.0%		$122,991,982

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	The rate shown is the 7-day effective yield as of July 31, 2013.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2013 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2013 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$109,372,424	$-	$-	$109,372,424
Money Market Funds	581,726	-	-	581,726
Total	$109,954,150	$-	$-	$109,954,150

New Century Balanced Portfolio

Investment Companies	$69,188,414	$-	$-	$69,188,414
Money Market Funds	751,376	-	-	751,376
Total	$69,939,790	$-	$-	$69,939,790

New Century International Portfolio

Investment Companies	$59,651,351	$-	$-	$59,651,351
Money Market Funds	979,083	-	-	979,083
Total	$60,630,434	$-	$-	$60,630,434

New Century Alternative Strategies Portfolio

Investment Companies	$117,149,498	$-	$-	$117,149,498
Structured Notes	-	4,793,600	-	4,793,600
Money Market Funds	1,444,891	-	-	1,444,891
Total	$118,594,389	$4,793,600	$-	$123,387,989

Refer to each Portfolio’s Schedule of Investments for a listing of the securities valued.  As of July 31, 2013, the Portfolios did not have any transfers in and out of any Level.  In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2013.  It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2013:

				New
	New	New	New	Century
	Century	Century	Century	Alternative
	Capital	Balanced	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$73,292,271	$53,853,560	$45,787,450	$109,453,909

Gross unrealized appreciation	$36,700,950	$16,214,178	$15,051,568	$17,114,135

Gross unrealized depreciation	(39,071)	(127,948)	(208,584)	(3,180,055)

Net unrealized appreciation	$36,661,879	$16,086,230	$14,842,984	$13,934,080

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Capital, New Century Balanced and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.   Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 23, 2013

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	September 23, 2013

* Print the name and title of each signing officer under his or her signature.